Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$738,424.41

Principal:
Principal Collections	$8,878,164.43
Prepayments in Full	$4,013,354.10
Liquidation Proceeds	$162,933.56
Recoveries	$41,918.87
Sub Total	$13,096,370.96
Collections	$13,834,795.37

Purchase Amounts:
Purchase Amounts Related to Principal	$214,450.54
Purchase Amounts Related to Interest	$1,349.29
Sub Total	$215,799.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,050,595.20

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$14,050,595.20
Servicing Fee	$170,091.39	$170,091.39	$0.00	$0.00	$13,880,503.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,880,503.81
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,880,503.81
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,880,503.81
Interest - Class A-4 Notes	$152,205.30	$152,205.30	$0.00	$0.00	$13,728,298.51
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,728,298.51
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$13,661,975.84
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,661,975.84
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$13,613,309.34
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,613,309.34
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$13,553,683.59
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,553,683.59
Regular Principal Payment	$12,124,462.61	$12,124,462.61	$0.00	$0.00	$1,429,220.98
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,429,220.98
Residuel Released to Depositor	$0.00	$1,429,220.98	$0.00	$0.00	$0.00
Total		$14,050,595.20

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,124,462.61
Total					$12,124,462.61
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,124,462.61	$63.15	$152,205.30	$0.79	$12,276,667.91	$63.94
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$12,124,462.61	$10.66	$326,820.22	$0.29	$12,451,282.83	$10.95

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$110,694,763.09	0.5765653	$98,570,300.48	0.5134137
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$188,714,763.09	0.1659600	$176,590,300.48	0.1552975

Pool Information
Weighted Average APR	4.574%	4.574%
Weighted Average Remaining Term	25.51	24.69
Number of Receivables Outstanding	19,706	19,156
Pool Balance	$204,109,664.92	$190,790,732.60
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$188,714,763.09	$176,590,300.48
Pool Factor	0.1674303	0.1565049

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$14,200,432.12
Targeted Overcollateralization Amount	$14,200,432.12
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$14,200,432.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	March 2014
Payment Date	4/15/2014
Transaction Month	39

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		51	$50,029.69
(Recoveries)		123	$41,918.87
Net Losses for Current Collection Period			$8,110.82
Cumulative Net Losses Last Collection Period			$8,001,880.73
Cumulative Net Losses for all Collection Periods			$8,009,991.55

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.05%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.89%	444	$5,511,137.47
61-90 Days Delinquent	0.29%	37	$554,217.30
91-120 Days Delinquent	0.10%	15	$188,650.26
Over 120 Days Delinquent	0.65%	78	$1,234,534.55
Total Delinquent Receivables	3.93%	574	$7,488,539.58

Repossession Inventory:
Repossessed in the Current Collection Period		13	$153,950.36
Total Repossessed Inventory		17	$209,526.12

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			1.2005%
Preceding Collection Period			0.4714%
Current Collection Period			0.0493%
Three Month Average			0.5737%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7433%
Preceding Collection Period			0.6749%
Current Collection Period			0.6786%
Three Month Average			0.6990%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer